LEASES (Details 1)	Jun. 26, 2021 USD ($)
Operating Leases
June 25, 2022	$ 23,810,699
June 24, 2023	24,079,306
June 29, 2024	28,079,476
June 28, 2025	21,942,722
June 27, 2026	22,359,868
Thereafter	80,064,391
Total lease payment	200,336,462
Less: Interest	(91,124,898)
Present Value of Lease Liabilities	109,211,564
Finance Leases
June 25, 2022	5,666,285
June 24, 2023	5,836,273
June 29, 2024	10,961,495
June 28, 2025	7,087,735
June 27, 2026	7,300,367
Thereafter	1,068,802,749
Total lease payment	1,105,654,904
Less: Interest	(1,076,402,210)
Present Value of Lease Liabilities	$ 29,252,694